Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill

$
Balance – December 31, 2019	—
Additions	5,563
Effects of foreign exchange	37
Balance – December 31, 2020	5,600
Adjustments (Note 5)	(102)
Effects of foreign exchange	(197)
Balance – December 31, 2021	5,301